Income taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unremitted earnings from foreign subsidiaries	$ 417.7	$ 356.4	$ 243.3
Deferred tax on share-based payment		0.2
Stock options
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax on share-based payment	0.0	0.0	0.0
RSU
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax on share-based payment	0.0	$ 0.2	$ 0.0
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease in deferred tax asset	0.5
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease in deferred tax asset	1.6
Tax relief from Swiss tax reform
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease in deferred tax asset	$ 28.5